SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENT INFORMATION
4. SEGMENT INFORMATION
As of March 31, 2020, our reportable segments are:

•	the Utica Shale, which is served by Summit Utica;

•	Ohio Gathering, which includes our ownership interest in OGC and OCC;

•	the Williston Basin, which is served by Polar and Divide and Bison Midstream;

•	the DJ Basin, which is served by Niobrara G&P;

•	the Permian Basin, which is served by Summit Permian;

•	the Piceance Basin, which is served by Grand River;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Marcellus Shale, which is served by Mountaineer Midstream.
Until March 22, 2019, we owned Tioga Midstream, a crude oil, produced water and associated natural gas gathering system operating in the Williston Basin. Until December 1, 2019, we owned certain assets in the Red Rock Gathering system operating in the Piceance Basin. Refer to Note 16 to the unaudited condensed consolidated financial statements for details on the sale of Tioga Midstream and on the sale of certain assets in the Red Rock Gathering system.
Each of our reportable segments provides midstream services in a specific geographic area. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
The Ohio Gathering reportable segment includes our investment in Ohio Gathering. Income or loss from equity method investees, as reflected on the unaudited condensed consolidated statements of operations, relates to Ohio Gathering and is recognized and disclosed on a one-month
lag (see Note 7).
For the three months ended March 31, 2020, other than the investment activity described in Note 7, Double E did not have any results of operations given that the Double E Project is currently under development. The Double E Project is expected to be operational in the third quarter of 2021.
Corporate and Other represents those results that are: (i) not specifically attributable to a reportable segment; (ii) not individually reportable (such as Double E); or (iii) that have not been allocated to our reportable segments for the purpose of evaluating their performance, including certain general and administrative expense items, certain natural gas and crude oil marketing services, construction management fees related to the Double E Project and transaction costs.
Assets by reportable segment follow.

	March 31, 2020	December 31, 2019
	(In thousands)
Assets (1):
Utica Shale	$205,341	$206,368
Ohio Gathering	271,268	275,000
Williston Basin	452,684	452,152
DJ Basin	200,473	205,308
Permian Basin	184,043	185,708
Piceance Basin	622,403	631,140
Barnett Shale	345,248	350,638
Marcellus Shale	184,279	184,631

Total reportable segment assets	2,465,739	2,490,945
Corporate and Other	160,558	83,153

Total assets	$2,626,297	$2,574,098

(1)
At March 31, 2020, Corporate and Other included $92.3 million relating to our investment in Double E (included in the Investment in equity method investees caption of the unaudited condensed consolidated balance sheet). At December 31, 2019, Corporate and Other included $34.7 million relating to our investment in Double E.

Revenues by reportable segment follow.

	Three months ended March 31,
	2020	2019
	(In thousands)
Revenues (1):
Utica Shale	$6,962	$7,495
Williston Basin	31,263	34,199
DJ Basin	7,959	4,816
Permian Basin	7,010	4,619
Piceance Basin	29,257	35,280
Barnett Shale	15,574	15,285
Marcellus Shale	6,235	6,197

Total reportable segments revenue	104,260	107,891
Corporate and Other	643	26,838
Eliminations	—	(3,321)

Total revenues	$104,903	$131,408

(1)	Excludes revenues earned by Ohio Gathering due to equity method accounting.
Counterparties accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2020	2019
Percentage of total revenues (1):
Counterparty A - Piceance Basin	11%	*

(1)	Excludes revenues earned by Ohio Gathering due to equity method accounting.
*	Less than 10%
Depreciation and amortization, including the amortization expense associated with our favorable gas gathering contracts as reported in Other revenues, by reportable segment follows.

	Three months ended March 31,
	2020	2019
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$1,927	$1,908
Williston Basin	6,495	5,436
DJ Basin	1,527	799
Permian Basin	1,345	1,072
Piceance Basin	11,298	11,791
Barnett Shale (2)	4,032	4,330
Marcellus Shale	2,300	2,283

Total reportable segment depreciation and amortization	28,924	27,619
Corporate and Other	976	534

Total depreciation and amortization	$29,900	$28,153

(1)	Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.
(2)	Includes the amortization expense associated with our favorable gas gathering contracts as reported in Other revenues.
Cash paid for capital expenditures by reportable segment follow.

	Three months ended March 31,
	2020	2019
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$909	$101
Williston Basin	4,943	8,023
DJ Basin	6,298	28,356
Permian Basin	3,281	7,057
Piceance Basin	346	1,226
Barnett Shale (2)	657	(118)
Marcellus Shale	422	102

Total reportable segment capital expenditures	16,856	44,747
Corporate and Other	1,727	16,101

Total cash paid for capital expenditures	$18,583	$60,848

(1)	Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.
(2)	For the three months ended March 31, 2019, the amount includes sales tax reimbursements of $1.1 million.
During the three months ended March 31, 2019, Corporate and Other included cash paid of $0.3 million for corporate purposes; the remainder represents capital expenditures relating to the Double E Project.
We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) our proportional adjusted EBITDA for equity method investees, (iii) depreciation and amortization, (iv) adjustments related to MVC shortfall payments, (v) adjustments related to capital reimbursement activity, (vi) unit-based and noncash compensation, (vii) impairments, (viii) other noncash expenses or losses, less other noncash income or gains and (ix) restructuring expenses. We define proportional adjusted EBITDA for our equity method investees as the product of (i) total revenues less total expenses, excluding impairments and other noncash income or expense items, and amortization for deferred contract costs; and (ii) our ownership interest in Ohio Gathering during the respective period.
For the purpose of evaluating segment performance, we exclude the effect of Corporate and Other revenues and expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees), certain natural gas and crude oil marketing services, transaction costs, interest expense and income tax expense or benefit from segment adjusted EBITDA.
Segment adjusted EBITDA by reportable segment follows.

	Three months ended March 31,
	2020	2019
	(In thousands)
Reportable segment adjusted EBITDA
Utica Shale	$5,928	$6,193
Ohio Gathering	7,939	9,210
Williston Basin	16,192	18,734
DJ Basin	5,911	2,673
Permian Basin	1,581	(550)
Piceance Basin	23,557	25,999
Barnett Shale	8,760	11,374
Marcellus Shale	5,320	5,142

Total of reportable segments’ measures of profit	$75,188	$78,775

A reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments’ measures of profit or loss follows.

	Three months ended March 31,
	2020	2019
	(In thousands)
Reconciliation of income (loss) before income taxes and income (loss) from equity method investees to total of reportable segments’ measures of profit:
Income (loss) before income taxes and income (loss) from equity method investees	$438	$(39,582)
Add:
Corporate and Other expense	12,077	16,650
Interest expense	23,828	22,742
Depreciation and amortization	29,900	28,153
Proportional adjusted EBITDA for equity method investees	7,939	9,210
Adjustments related to MVC shortfall payments	(5,442)	(4,199)
Adjustments related to capital reimbursement activity	(211)	(715)
Unit-based and noncash compensation	2,723	2,526
Loss (gain) on asset sales, net	115	(961)
Long-lived asset impairment	3,821	44,951

Total of reportable segments’ measures of profit	$75,188	$78,775

Adjustments related to MVC shortfall payments recognize the earnings from MVC shortfall payments ratably over the term of the associated MVC (see Note 3). Contributions in aid of construction are recognized over the remaining term of the respective contract. We include adjustments related to capital reimbursement activity in our calculation of segment adjusted EBITDA to account for revenue recognized from contributions in aid of construction.
Adjustments related to MVC shortfall payments by reportable segment follow.

	Three months ended March 31, 2020
	Williston Basin	Piceance Basin	Barnett Shale	Total
	(In thousands)
Adjustments related to expected MVC shortfall payments:	$(5,665)	$223	$—	$(5,442)

	Three months ended March 31, 2019
	Williston Basin	Piceance Basin	Barnett Shale	Total
	(In thousands)
Adjustments related to expected MVC shortfall payments:	$(5,549)	$(103)	$1,453	$(4,199)

4. SEGMENT INFORMATION
As of December 31, 2019, our reportable segments are:

•	the Utica Shale, which is served by Summit Utica;

•	Ohio Gathering, which includes our ownership interest in OGC and OCC;

•	the Williston Basin, which is served by Polar and Divide and Bison Midstream;

•	the DJ Basin, which is served by Niobrara G&P;

•	the Permian Basin, which is served by Summit Permian;

•	the Piceance Basin, which is served by Grand River;

•	the Barnett Shale, which is served by DFW Midstream; and

•	the Marcellus Shale, which is served by Mountaineer Midstream.
Until March 22, 2019, we owned Tioga Midstream, a crude oil, produced water and associated natural gas gathering system operating in the Williston Basin. Until December 1, 2019, we owned certain assets in the Red Rock Gathering system operating in the Piceance Basin. Refer to Note 17 to the consolidated financial statements for details on the sale of Tioga Midstream and on the sale of certain assets in the Red Rock Gathering system.
Each of our reportable segments provides midstream services in a specific geographic area. Our reportable segments reflect the way in which we internally report the financial information used to make decisions and allocate resources in connection with our operations.
The Ohio Gathering reportable segment includes our investment in Ohio Gathering. Income or loss from equity method investees, as reflected on the statements of operations, relates to Ohio Gathering and is recognized and disclosed on a one-month
lag (see Note 8).
For the year ended December 31, 2019, other than the investment activity described in Note 8, Double E did not have any results of operations given that the Double E Project is currently under development. The Double E Project is expected to be operational in the third quarter of 2021.
Corporate and Other represents those results that are: (i) not specifically attributable to a reportable segment; (ii) not individually reportable (such as Double E); or (iii) that have not been allocated to our reportable segments for the purpose of evaluating their performance, including certain general and administrative expense items, certain natural gas and crude oil marketing services and transaction costs.
Assets by reportable segment follow.

	December 31,
	2019	2018	2017
	(In thousands)
Assets (1):
Utica Shale	$206,368	$207,357	$212,311
Ohio Gathering	275,000	649,250	690,485
Williston Basin	452,152	526,819	512,860
DJ Basin	205,308	166,580	79,438
Permian Basin	185,708	145,702	57,590
Piceance Basin	631,140	699,638	719,284
Barnett Shale	350,638	376,564	383,306
Marcellus Shale	184,631	208,790	217,362

Total reportable segment assets	2,490,945	2,980,700	2,872,636
Corporate and Other	83,153	56,838	35,332
Eliminations	—	(4,319)	(249)

Total assets	$2,574,098	$3,033,219	$2,907,719

(1)
At December 31, 2019, Corporate and Other included $34.7 million relating to our investment in Double E (included in the Investment in equity method investees caption of the consolidated balance sheet). At December 31, 2018, Corporate and Other included $9.6 million of capital expenditures relating to the Double E Project.

Revenues by reportable segment follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Revenues (1):
Utica Shale	$33,991	$35,233	$38,907
Williston Basin	105,651	123,650	161,503
DJ Basin	26,050	15,294	11,860
Permian Basin	20,303	958	—
Piceance Basin	133,638	155,519	154,893
Barnett Shale	71,802	68,265	71,667
Marcellus Shale	24,471	29,573	30,394

Total reportable segments revenue	415,906	428,492	469,224
Corporate and Other	30,552	88,286	26,446
Eliminations	(2,930)	(10,125)	(6,929)

Total revenues	$443,528	$506,653	$488,741

(1)	Excludes revenues earned by Ohio Gathering due to equity method accounting.
Counterparties accounting for more than 10% of total revenues were as follows:

	Year ended December 31,
	2019	2018	2017
Percentage of total revenues (1):
Counterparty A - Piceance Basin	11%	*	*
Counterparty B - Williston Basin	10%	*	13%
Counterparty C - Piceance Shale	*	10%	*

(1)	Excludes revenues earned by Ohio Gathering due to equity method accounting.
*	Less than 10%
Depreciation and amortization, including the amortization expense associated with our favorable and unfavorable (for 2018) gas gathering contracts as reported in other revenues, by reportable segment follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Depreciation and amortization (1):
Utica Shale	$7,659	$7,672	$7,009
Williston Basin	19,829	22,642	33,772
DJ Basin	3,732	3,133	2,636
Permian Basin	4,868	243	—
Piceance Basin	47,018	46,919	46,289
Barnett Shale (2)	16,575	15,325	15,001
Marcellus Shale	9,141	9,090	9,047

Total reportable segment depreciation and amortization	108,822	105,024	113,754
Corporate and Other	2,752	1,906	1,364

Total depreciation and amortization	$111,574	$106,930	$115,118

(1)	Excludes depreciation and amortization recognized by Ohio Gathering due to equity method accounting.
(2)	Includes the amortization expense associated with our favorable and unfavorable (for 2018) gas gathering contracts as reported in Other revenues.
Cash paid for capital expenditures by reportable segment follow.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Cash paid for capital expenditures (1):
Utica Shale	$3,902	$5,719	$22,921
Williston Basin	30,861	25,202	17,309
DJ Basin	80,487	64,920	7,150
Permian Basin	44,955	83,823	56,020
Piceance Basin	1,946	7,887	16,564
Barnett Shale (2)	184	1,370	569
Marcellus Shale	693	1,030	641

Total reportable segment capital expenditures	163,028	189,951	121,174
Corporate and Other	19,263	10,635	3,041

Total cash paid for capital expenditures	$182,291	$200,586	$124,215

(1)	Excludes cash paid for capital expenditures by Ohio Gathering due to equity method accounting.
(2)	For the year ended December 31, 2019, the amount includes sales tax reimbursements of $1.1 million.
For the years ended December 31, 2019 and 2018, Corporate and Other includes cash paid of $1.6 million and $3.3 million, respectively, for corporate purposes; the remainder represents capital expenditures relating to the Double E Project.
We assess the performance of our reportable segments based on segment adjusted EBITDA. We define segment adjusted EBITDA as total revenues less total costs and expenses; plus (i) other income excluding interest income, (ii) our proportional adjusted EBITDA for equity method investees, (iii) depreciation and amortization, (iv) adjustments related to MVC shortfall payments, (v) adjustments related to capital reimbursement activity, (vi) unit-based and noncash compensation, (vii) impairments (viii) other noncash expenses or losses, less other noncash income or gains and (ix)
restructuring expenses. We define proportional adjusted EBITDA for our equity method investees as the product of (i) total revenues less total expenses, excluding impairments and other noncash income or expense items, and amortization for deferred contract costs; and (ii) our ownership interest in Ohio Gathering during the respective period.
For the purpose of evaluating segment performance, we exclude the effect of Corporate and Other revenues and expenses, such as certain general and administrative expenses (including compensation-related expenses and professional services fees), certain natural gas and crude oil marketing services, transaction costs, interest expense and income tax expense or benefit from segment adjusted EBITDA.
Segment adjusted EBITDA by reportable segment follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Reportable segment adjusted EBITDA
Utica Shale	$29,292	$30,285	$34,011
Ohio Gathering	39,126	39,969	41,246
Williston Basin	69,437	76,701	66,413
DJ Basin	18,668	7,558	6,624
Permian Basin	(879)	(1,200)	—
Piceance Basin	98,765	111,042	111,113
Barnett Shale	43,043	43,268	46,232
Marcellus Shale	20,051	24,267	23,888

Total of reportable segments’ measures of profit	$317,503	$331,890	$329,527

A reconciliation of income or loss before income taxes and income or loss from equity method investees to total of reportable segments’ measures of profit or loss follows.

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Reconciliation of (loss) income before income taxes and loss from equity method investees to total of reportable segments’ measures of profit:
(Loss) income before income taxes and loss from equity method investees	$(54,644)	$45,575	$(134,187)
Add:
Corporate and Other expense	44,808	45,131	40,803
Interest expense	91,966	82,830	88,701
Early extinguishment of debt	—	—	22,039
Depreciation and amortization	111,574	106,930	115,118
Proportional adjusted EBITDA for equity method investees	39,126	39,969	41,246
Adjustments related to MVC shortfall payments	3,476	(3,632)	(41,373)
Adjustments related to capital reimbursement activity	(2,156)	(427)	—
Unit-based and noncash compensation	8,171	8,328	7,951
(Gain) loss on asset sales, net	(1,536)	—	527
Long-lived asset impairment	60,507	7,186	188,702
Goodwill impairment	16,211	—	—

Total of reportable segments’ measures of profit	$317,503	$331,890	$329,527

For the years ended December 31, 2019 and 2018, adjustments related to MVC shortfall payments recognize the earnings from MVC shortfall payments ratably over the term of the associated MVC (see Note 3).
Contributions in aid of construction are recognized over the remaining term of the respective contract. We include adjustments related to capital reimbursement activity in our calculation of segment adjusted EBITDA to account for revenue recognized from contributions in aid of construction.
For the year ended December 31, 2017, we included adjustments related to MVC shortfall payments in our calculation of segment adjusted EBITDA to account for (i) the net increases or decreases in deferred revenue for MVC shortfall payments and (ii) our inclusion of expected annual MVC shortfall payments. With respect to the impact of a net change in deferred revenue for MVC shortfall payments, we treated increases in deferred revenue balances as a favorable adjustment to segment adjusted EBITDA, while decreases in deferred revenue balances were treated as an unfavorable adjustment to segment adjusted EBITDA. We also included a proportional amount of any historical and expected MVC shortfall payments in each quarter prior to the quarter in which we actually recognize the shortfall payment.
Adjustments related to MVC shortfall payments by reportable segment follow.

	Year ended December 31, 2019
	Williston Basin	Piceance Basin	Barnett Shale	Total
	(In thousands)
Adjustments related to expected MVC shortfall payments:	$—	$(103)	$3,579	$3,476

	Year ended December 31, 2018
	Williston Basin	Piceance Basin	Barnett Shale	Total
	(In thousands)
Adjustments related to expected MVC shortfall payments:	$—	$10	$(3,642)	$(3,632)

	Year Ended December 31, 2017
	Williston Basin	Piceance Basin	Barnett Shale	Total
	(In thousands)
Adjustments related to MVC shortfall payments:
Net change in deferred revenue for MVC shortfall payments	$(37,693)	$(3,065)	$—	$(40,758)
Expected MVC shortfall adjustments	—	(3)	(612)	(615)

Total adjustments related to MVC shortfall payments	$(37,693)	$(3,068)	$(612)	$(41,373)